FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	$ 333	$ (141)
Reserve of cash flow hedges	199	217
Derivative contract, equity method investments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reserve of cash flow hedges	30	0
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	60	51
Reserve of cash flow hedges	20	65
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(30)	(44)
Reserve of cash flow hedges	18	55
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	114	48
Reserve of cash flow hedges	18	121
Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	180	(47)
Reserve of cash flow hedges	87	(28)
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	9	(149)
Reserve of cash flow hedges	56	4
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(37)	46
Reserve of cash flow hedges	(13)	13
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(29)	67
Reserve of cash flow hedges	3	9
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(31)	(17)
Reserve of cash flow hedges	1	1
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(21)	(4)
Reserve of cash flow hedges	(23)	3
Foreign exchange contracts | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	2	0
Reserve of cash flow hedges	2	0
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	42	0
Reserve of cash flow hedges	4	0
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(35)	(275)
Reserve of cash flow hedges	(2)	(106)
Commodities | Pellet purchase agreement
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value		176
Reserve of cash flow hedges		29
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	(12)
Reserve of cash flow hedges	2	(16)
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	1	(27)
Reserve of cash flow hedges	2	(19)
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	6	(40)
Reserve of cash flow hedges	8	(27)
Commodities | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(9)	(47)
Reserve of cash flow hedges	4	(44)
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(33)	(149)
Reserve of cash flow hedges	(18)	0
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	405	88
Reserve of cash flow hedges	214	310
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	89	(4)
Reserve of cash flow hedges	15	72
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	15	73
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	129	92
Reserve of cash flow hedges	33	145
Emission rights | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	187	0
Reserve of cash flow hedges	81	16
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	$ 70	$ 4